Quarterly Holdings Report
for

Fidelity® 500 Index Fund

May 31, 2020

UEI-QTLY-0720
1.816023.115

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	64,572,928	$1,992,721
CenturyLink, Inc. (a)	8,673,417	85,260
Verizon Communications, Inc.	36,558,480	2,097,726
		4,175,707
Entertainment - 2.0%
Activision Blizzard, Inc.	6,791,074	488,822
Electronic Arts, Inc. (b)	2,580,964	317,149
Live Nation Entertainment, Inc. (a)(b)	1,245,633	61,235
Netflix, Inc. (b)	3,873,943	1,626,010
Take-Two Interactive Software, Inc. (b)	1,000,443	136,230
The Walt Disney Co.	15,932,391	1,868,869
		4,498,315
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (b)	2,648,577	3,796,788
Class C (b)	2,642,049	3,775,277
Facebook, Inc. Class A (b)	21,272,100	4,788,137
Twitter, Inc. (b)	6,862,650	212,536
		12,572,738
Media - 1.3%
Charter Communications, Inc. Class A (a)(b)	1,385,948	753,956
Comcast Corp. Class A	40,129,851	1,589,142
Discovery Communications, Inc.:
Class A (a)(b)	1,399,109	30,431
Class C (non-vtg.) (b)	2,963,592	58,057
DISH Network Corp. Class A (b)	2,263,056	71,626
Fox Corp.:
Class A (a)	3,132,079	91,363
Class B	1,436,911	41,354
Interpublic Group of Companies, Inc.	3,427,377	58,642
News Corp.:
Class A	3,432,358	42,046
Class B	1,078,749	13,225
Omnicom Group, Inc.	1,924,650	105,452
ViacomCBS, Inc. Class B (a)	4,776,883	99,073
		2,954,367
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	3,365,178	336,652

TOTAL COMMUNICATION SERVICES		24,537,779

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.1%
Aptiv PLC	2,256,631	170,037
BorgWarner, Inc. (a)	1,825,309	58,684
		228,721
Automobiles - 0.2%
Ford Motor Co.	34,421,614	196,547
General Motors Co.	11,114,236	287,636
Harley-Davidson, Inc. (a)	1,363,876	29,105
		513,288
Distributors - 0.1%
Genuine Parts Co.	1,284,326	107,126
LKQ Corp. (b)	2,708,991	74,389
		181,515
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,725,880	29,340
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. (a)	4,117,004	64,802
Chipotle Mexican Grill, Inc. (b)	226,040	226,924
Darden Restaurants, Inc.	1,152,924	88,614
Domino's Pizza, Inc.	341,799	131,880
Hilton Worldwide Holdings, Inc.	2,494,196	197,815
Las Vegas Sands Corp.	2,987,205	143,207
Marriott International, Inc. Class A (a)	2,398,681	212,283
McDonald's Corp. (a)	6,657,005	1,240,333
MGM Mirage, Inc.	4,552,223	78,207
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,202,128	34,485
Royal Caribbean Cruises Ltd. (a)	1,519,495	78,816
Starbucks Corp. (a)	10,439,511	814,177
Wynn Resorts Ltd. (a)	854,073	71,127
Yum! Brands, Inc.	2,673,629	239,905
		3,622,575
Household Durables - 0.4%
D.R. Horton, Inc.	2,964,156	163,918
Garmin Ltd.	1,277,123	115,158
Leggett & Platt, Inc.	1,163,317	35,586
Lennar Corp. Class A	2,474,023	149,579
Mohawk Industries, Inc. (b)	525,479	48,975
Newell Brands, Inc. (a)	3,368,402	44,294
NVR, Inc. (b)	30,702	98,910
PulteGroup, Inc.	2,251,785	76,493
Whirlpool Corp. (a)	558,659	68,056
		800,969
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (b)	3,681,404	8,991,351
eBay, Inc.	6,759,726	307,838
Expedia, Inc.	1,235,283	98,180
The Booking Holdings, Inc. (b)	369,988	606,566
		10,003,935
Leisure Products - 0.0%
Hasbro, Inc.	1,124,875	82,690
Multiline Retail - 0.6%
Dollar General Corp.	2,250,550	431,003
Dollar Tree, Inc. (b)	2,091,986	204,743
Kohl's Corp. (a)	1,383,999	26,600
Nordstrom, Inc. (a)	946,927	15,274
Target Corp.	4,479,328	547,956
		1,225,576
Specialty Retail - 2.4%
Advance Auto Parts, Inc. (a)	612,218	85,294
AutoZone, Inc. (b)	210,620	241,762
Best Buy Co., Inc.	2,012,976	157,193
CarMax, Inc. (a)(b)	1,453,487	127,980
Gap, Inc. (a)	1,880,865	16,740
L Brands, Inc. (a)	2,052,891	33,236
Lowe's Companies, Inc.	6,775,296	883,160
O'Reilly Automotive, Inc. (b)	668,792	279,047
Ross Stores, Inc.	3,197,532	310,033
The Home Depot, Inc. (a)	9,642,457	2,395,958
Tiffany & Co., Inc.	954,218	122,264
TJX Companies, Inc.	10,719,443	565,558
Tractor Supply Co.	1,046,479	127,691
Ulta Beauty, Inc. (a)(b)	505,278	123,293
		5,469,209
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	3,197,254	31,525
NIKE, Inc. Class B	11,014,329	1,085,793
PVH Corp. (a)	655,403	29,801
Ralph Lauren Corp. (a)	439,637	33,197
Tapestry, Inc.	2,439,161	33,173
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,663,426	14,555
Class C (non-vtg.) (a)(b)	1,720,143	13,520
VF Corp.	2,894,834	162,400
		1,403,964

TOTAL CONSUMER DISCRETIONARY		23,561,782

CONSUMER STAPLES - 7.1%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.) (a)	1,610,533	106,182
Constellation Brands, Inc. Class A (sub. vtg.)	1,480,608	255,701
Molson Coors Beverage Co. Class B	1,660,570	63,035
Monster Beverage Corp. (b)	3,374,536	242,663
PepsiCo, Inc.	12,326,181	1,621,509
The Coca-Cola Co.	34,085,683	1,591,120
		3,880,210
Food & Staples Retailing - 1.6%
Costco Wholesale Corp. (a)	3,905,173	1,204,629
Kroger Co.	7,089,321	231,254
Sysco Corp. (a)	4,510,179	248,781
Walgreens Boots Alliance, Inc.	6,627,317	284,577
Walmart, Inc.	12,539,678	1,555,672
		3,524,913
Food Products - 1.1%
Archer Daniels Midland Co.	4,920,852	193,439
Campbell Soup Co.	1,493,239	76,125
Conagra Brands, Inc.	4,301,803	149,660
General Mills, Inc.	5,342,573	336,796
Hormel Foods Corp. (a)	2,457,956	120,022
Kellogg Co. (a)	2,201,036	143,750
Lamb Weston Holdings, Inc. (a)	1,291,131	77,545
McCormick & Co., Inc. (non-vtg.)	1,092,303	191,328
Mondelez International, Inc.	12,727,400	663,352
The Hershey Co.	1,310,976	177,873
The J.M. Smucker Co.	1,008,203	114,865
The Kraft Heinz Co.	5,505,202	167,744
Tyson Foods, Inc. Class A	2,609,294	160,315
		2,572,814
Household Products - 1.8%
Church & Dwight Co., Inc.	2,169,243	162,845
Clorox Co. (a)	1,109,390	228,812
Colgate-Palmolive Co.	7,575,886	547,964
Kimberly-Clark Corp.	3,030,252	428,599
Procter & Gamble Co.	22,044,182	2,555,362
		3,923,582
Personal Products - 0.2%
Coty, Inc. Class A	2,612,756	9,484
Estee Lauder Companies, Inc. Class A	1,967,251	388,473
		397,957
Tobacco - 0.7%
Altria Group, Inc.	16,513,407	644,849
Philip Morris International, Inc.	13,753,239	1,008,938
		1,653,787

TOTAL CONSUMER STAPLES		15,953,263

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	5,744,549	94,843
Halliburton Co.	7,759,390	91,173
National Oilwell Varco, Inc. (a)	3,410,589	42,530
Schlumberger Ltd.	12,237,380	226,024
TechnipFMC PLC	3,714,752	27,489
		482,059
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp. (a)	3,323,990	35,866
Cabot Oil & Gas Corp.	3,605,874	71,541
Chevron Corp.	16,714,462	1,532,716
Concho Resources, Inc.	1,777,005	96,882
ConocoPhillips Co.	9,699,367	409,119
Devon Energy Corp. (a)	3,420,911	36,980
Diamondback Energy, Inc.	1,424,422	60,652
EOG Resources, Inc.	5,142,534	262,115
Exxon Mobil Corp.	37,401,081	1,700,627
Hess Corp. (a)	2,289,445	108,680
HollyFrontier Corp.	1,312,487	41,278
Kinder Morgan, Inc.	17,218,298	272,049
Marathon Oil Corp. (a)	7,071,025	37,759
Marathon Petroleum Corp.	5,739,716	201,694
Noble Energy, Inc.	4,227,940	36,910
Occidental Petroleum Corp. (a)	7,896,522	102,260
ONEOK, Inc.	3,651,486	133,973
Phillips 66 Co.	3,927,926	307,399
Pioneer Natural Resources Co.	1,464,245	134,125
The Williams Companies, Inc.	10,713,971	218,886
Valero Energy Corp.	3,629,989	241,902
		6,043,413

TOTAL ENERGY		6,525,472

FINANCIALS - 10.4%
Banks - 3.8%
Bank of America Corp.	71,561,444	1,726,062
Citigroup, Inc.	19,298,463	924,589
Citizens Financial Group, Inc.	3,842,713	92,609
Comerica, Inc.	1,274,263	46,319
Fifth Third Bancorp	6,273,131	121,636
First Republic Bank (a)	1,489,658	161,136
Huntington Bancshares, Inc.	9,129,086	81,158
JPMorgan Chase & Co.	27,725,121	2,697,932
KeyCorp	8,706,570	103,173
M&T Bank Corp. (a)	1,166,466	123,249
Peoples United Financial, Inc. (a)	3,925,872	44,951
PNC Financial Services Group, Inc.	3,873,228	441,703
Regions Financial Corp.	8,526,962	96,440
SVB Financial Group (a)(b)	455,837	97,891
Truist Financial Corp.	11,854,408	436,005
U.S. Bancorp	12,563,587	446,761
Wells Fargo & Co.	34,020,932	900,534
Zions Bancorp NA (a)	1,506,831	49,582
		8,591,730
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,119,936	156,869
Bank of New York Mellon Corp.	7,418,161	275,733
BlackRock, Inc. Class A (a)	1,347,572	712,380
Cboe Global Markets, Inc.	979,961	104,327
Charles Schwab Corp.	10,106,043	362,908
CME Group, Inc.	3,167,751	578,431
E*TRADE Financial Corp.	1,996,995	90,943
Franklin Resources, Inc. (a)	2,465,528	46,525
Goldman Sachs Group, Inc.	2,816,974	553,507
Intercontinental Exchange, Inc.	4,922,305	478,694
Invesco Ltd.	3,289,999	26,221
MarketAxess Holdings, Inc.	335,231	170,495
Moody's Corp.	1,435,260	383,803
Morgan Stanley	10,294,742	455,028
MSCI, Inc.	748,772	246,234
Northern Trust Corp.	1,872,941	147,981
Raymond James Financial, Inc.	1,091,362	75,610
S&P Global, Inc.	2,160,387	702,169
State Street Corp.	3,214,264	195,942
T. Rowe Price Group, Inc.	2,065,600	249,731
The NASDAQ OMX Group, Inc.	1,014,255	120,149
		6,133,680
Consumer Finance - 0.5%
American Express Co. (a)	5,931,183	563,878
Capital One Financial Corp.	4,116,764	280,105
Discover Financial Services	2,770,915	131,646
Synchrony Financial	4,989,038	101,627
		1,077,256
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (b)	17,290,497	3,208,770
Insurance - 2.0%
AFLAC, Inc.	6,488,389	236,632
Allstate Corp.	2,863,626	280,091
American International Group, Inc.	7,689,988	231,161
Aon PLC	2,069,666	407,621
Arthur J. Gallagher & Co.	1,648,779	155,447
Assurant, Inc.	535,997	54,983
Chubb Ltd.	4,006,103	488,504
Cincinnati Financial Corp.	1,343,063	79,174
Everest Re Group Ltd.	360,495	71,526
Globe Life, Inc.	880,642	67,827
Hartford Financial Services Group, Inc.	3,185,958	121,990
Lincoln National Corp.	1,753,156	66,497
Loews Corp.	2,261,138	75,160
Marsh & McLennan Companies, Inc.	4,461,039	472,513
MetLife, Inc.	6,909,756	248,820
Principal Financial Group, Inc.	2,282,679	88,157
Progressive Corp.	5,167,868	401,440
Prudential Financial, Inc.	3,553,499	216,621
The Travelers Companies, Inc.	2,281,602	244,086
Unum Group (a)	1,823,324	27,623
W.R. Berkley Corp.	1,282,651	74,330
Willis Group Holdings PLC	1,136,528	230,602
		4,340,805

TOTAL FINANCIALS		23,352,241

HEALTH CARE - 15.2%
Biotechnology - 2.5%
AbbVie, Inc.	15,585,093	1,444,271
Alexion Pharmaceuticals, Inc. (b)	1,956,113	234,538
Amgen, Inc.	5,252,321	1,206,458
Biogen, Inc. (a)(b)	1,595,027	489,817
Gilead Sciences, Inc.	11,183,324	870,398
Incyte Corp. (b)	1,580,331	161,052
Regeneron Pharmaceuticals, Inc. (b)	891,619	546,393
Vertex Pharmaceuticals, Inc. (b)	2,273,091	654,559
		5,607,486
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories (a)	15,623,007	1,482,936
Abiomed, Inc. (a)(b)	399,150	89,370
Align Technology, Inc. (b)	633,971	155,716
Baxter International, Inc.	4,513,087	406,223
Becton, Dickinson & Co.	2,606,581	643,643
Boston Scientific Corp. (b)	12,320,782	468,067
Danaher Corp.	5,562,269	926,730
Dentsply Sirona, Inc. (a)	1,966,038	91,460
DexCom, Inc. (b)	806,043	304,934
Edwards Lifesciences Corp. (b)	1,843,666	414,309
Hologic, Inc. (b)	2,370,281	125,625
IDEXX Laboratories, Inc. (b)	758,283	234,218
Intuitive Surgical, Inc. (a)(b)	1,021,623	592,572
Medtronic PLC	11,848,341	1,168,009
ResMed, Inc.	1,271,004	204,403
STERIS PLC	749,444	124,325
Stryker Corp. (a)	2,846,195	557,086
Teleflex, Inc.	409,236	148,495
The Cooper Companies, Inc.	438,212	138,904
Varian Medical Systems, Inc. (b)	803,497	97,537
West Pharmaceutical Services, Inc.	654,047	141,300
Zimmer Biomet Holdings, Inc.	1,818,155	229,706
		8,745,568
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	1,328,788	126,687
Anthem, Inc.	2,241,392	659,216
Cardinal Health, Inc.	2,585,463	141,399
Centene Corp. (b)	5,160,619	341,891
Cigna Corp.	3,300,910	651,336
CVS Health Corp.	11,499,940	754,051
DaVita HealthCare Partners, Inc. (b)	792,718	64,178
HCA Holdings, Inc.	2,338,582	249,994
Henry Schein, Inc. (b)	1,297,115	78,761
Humana, Inc.	1,170,587	480,702
Laboratory Corp. of America Holdings (b)	858,320	150,481
McKesson Corp.	1,427,623	226,521
Quest Diagnostics, Inc.	1,190,661	140,831
UnitedHealth Group, Inc.	8,374,725	2,553,035
Universal Health Services, Inc. Class B	710,037	74,873
		6,693,956
Health Care Technology - 0.1%
Cerner Corp. (a)	2,776,476	202,405
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	2,735,559	241,112
Illumina, Inc. (b)	1,299,414	471,752
IQVIA Holdings, Inc. (b)	1,595,145	238,506
Mettler-Toledo International, Inc. (b)	215,278	171,146
PerkinElmer, Inc.	982,083	98,670
Thermo Fisher Scientific, Inc.	3,544,581	1,237,732
Waters Corp. (b)	569,568	113,828
		2,572,746
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	20,721,546	1,237,491
Eli Lilly & Co.	7,468,673	1,142,334
Johnson & Johnson	23,264,571	3,460,605
Merck & Co., Inc.	22,505,359	1,816,633
Mylan NV (b)	4,562,382	77,880
Perrigo Co. PLC (a)	1,203,151	65,897
Pfizer, Inc.	48,919,161	1,868,223
Zoetis, Inc. Class A	4,210,270	586,870
		10,255,933

TOTAL HEALTH CARE		34,078,094

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	2,071,442	304,150
Harris Corp.	1,954,116	389,748
Howmet Aerospace, Inc.	3,424,146	44,788
Huntington Ingalls Industries, Inc.	361,538	72,268
Lockheed Martin Corp.	2,194,176	852,306
Northrop Grumman Corp.	1,385,473	464,411
Raytheon Technologies Corp.	12,975,508	837,180
Textron, Inc.	2,017,743	62,490
The Boeing Co.	4,726,079	689,299
TransDigm Group, Inc.	440,207	187,009
		3,903,649
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (a)	1,195,548	96,995
Expeditors International of Washington, Inc.	1,505,384	114,966
FedEx Corp. (a)	2,121,822	277,025
United Parcel Service, Inc. Class B	6,194,361	617,640
		1,106,626
Airlines - 0.2%
Alaska Air Group, Inc.	1,088,797	37,226
American Airlines Group, Inc. (a)	3,446,301	36,186
Delta Air Lines, Inc. (a)	5,088,054	128,270
Southwest Airlines Co.	4,656,553	149,475
United Airlines Holdings, Inc. (a)(b)	2,203,356	61,782
		412,939
Building Products - 0.4%
A.O. Smith Corp.	1,211,542	57,548
Allegion PLC (a)	821,345	81,888
Carrier Global Corp. (b)	7,171,636	146,803
Fortune Brands Home & Security, Inc. (a)	1,230,032	74,983
Johnson Controls International PLC	6,819,009	214,185
Masco Corp.	2,511,314	117,153
Trane Technologies PLC	2,117,930	191,058
		883,618
Commercial Services & Supplies - 0.4%
Cintas Corp. (a)	741,064	183,754
Copart, Inc. (b)	1,808,214	161,636
Republic Services, Inc.	1,861,924	159,120
Rollins, Inc.	1,244,614	52,025
Waste Management, Inc.	3,450,093	368,297
		924,832
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	1,197,742	100,634
Quanta Services, Inc.	1,257,820	46,451
		147,085
Electrical Equipment - 0.5%
AMETEK, Inc.	2,020,659	185,315
Eaton Corp. PLC	3,654,271	310,248
Emerson Electric Co.	5,384,649	328,571
Rockwell Automation, Inc. (a)	1,021,384	220,782
		1,044,916
Industrial Conglomerates - 1.1%
3M Co. (a)	5,083,193	795,215
General Electric Co.	77,200,663	507,208
Honeywell International, Inc.	6,316,153	921,211
Roper Technologies, Inc.	919,826	362,227
		2,585,861
Machinery - 1.5%
Caterpillar, Inc. (a)	4,885,249	586,865
Cummins, Inc.	1,354,254	229,681
Deere & Co.	2,783,336	423,401
Dover Corp.	1,284,087	124,877
Flowserve Corp.	1,156,746	30,191
Fortive Corp.	2,612,153	159,289
Gardner Denver Holdings, Inc. (b)	3,059,014	86,264
IDEX Corp. (a)	672,336	107,150
Illinois Tool Works, Inc. (a)	2,585,388	445,876
Otis Worldwide Corp.	3,585,817	188,793
PACCAR, Inc.	3,057,370	225,817
Parker Hannifin Corp.	1,135,573	204,369
Pentair PLC	1,485,870	58,157
Snap-On, Inc. (a)	484,815	62,876
Stanley Black & Decker, Inc. (a)	1,343,718	168,569
Westinghouse Air Brake Co.	1,609,662	98,302
Xylem, Inc.	1,591,817	105,601
		3,306,078
Professional Services - 0.3%
Equifax, Inc. (a)	1,070,319	164,358
IHS Markit Ltd.	3,544,554	246,205
Nielsen Holdings PLC	3,145,206	43,687
Robert Half International, Inc.	1,039,191	52,729
Verisk Analytics, Inc.	1,448,537	250,133
		757,112
Road & Rail - 1.0%
CSX Corp.	6,873,964	492,038
J.B. Hunt Transport Services, Inc.	753,681	90,193
Kansas City Southern (a)	876,176	131,882
Norfolk Southern Corp.	2,304,887	410,938
Old Dominion Freight Lines, Inc. (a)	846,730	144,867
Union Pacific Corp. (a)	6,136,417	1,042,332
		2,312,250
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,069,721	209,177
United Rentals, Inc. (b)	664,345	92,271
W.W. Grainger, Inc.	385,682	119,415
		420,863

TOTAL INDUSTRIALS		17,805,829

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	479,486	111,941
Cisco Systems, Inc.	37,499,706	1,793,236
F5 Networks, Inc. (b)	537,392	77,879
Juniper Networks, Inc.	2,958,662	71,777
Motorola Solutions, Inc.	1,514,533	204,962
		2,259,795
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	2,620,857	253,070
CDW Corp.	1,270,075	140,864
Corning, Inc. (a)	6,798,586	154,940
FLIR Systems, Inc.	1,185,853	54,786
IPG Photonics Corp. (b)	314,307	48,843
Keysight Technologies, Inc. (a)(b)	1,658,105	179,291
TE Connectivity Ltd.	2,956,610	240,225
Zebra Technologies Corp. Class A (b)	476,637	124,555
		1,196,574
IT Services - 5.8%
Accenture PLC Class A (a)	5,613,673	1,131,829
Akamai Technologies, Inc. (b)	1,428,480	151,133
Alliance Data Systems Corp.	362,332	16,787
Automatic Data Processing, Inc.	3,824,857	560,303
Broadridge Financial Solutions, Inc.	1,013,419	122,725
Cognizant Technology Solutions Corp. Class A	4,840,238	256,533
DXC Technology Co.	2,262,913	32,156
Fidelity National Information Services, Inc.	5,432,789	754,234
Fiserv, Inc. (b)	5,048,373	539,015
FleetCor Technologies, Inc. (b)	767,105	187,013
Gartner, Inc. (b)	790,724	96,231
Global Payments, Inc.	2,656,710	476,853
IBM Corp. (a)	7,828,635	977,797
Jack Henry & Associates, Inc.	680,089	123,001
Leidos Holdings, Inc.	1,176,281	123,851
MasterCard, Inc. Class A	7,847,132	2,361,124
Paychex, Inc.	2,816,016	203,542
PayPal Holdings, Inc. (b)	10,379,332	1,608,900
The Western Union Co. (a)	3,706,035	74,195
VeriSign, Inc. (b)	913,302	200,022
Visa, Inc. Class A (a)	15,131,882	2,954,349
		12,951,593
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)(b)	10,339,289	556,254
Analog Devices, Inc. (a)	3,255,625	367,723
Applied Materials, Inc.	8,165,572	458,742
Broadcom, Inc. (a)	3,506,394	1,021,307
Intel Corp.	38,452,053	2,419,788
KLA-Tencor Corp.	1,394,828	245,434
Lam Research Corp.	1,282,433	350,963
Maxim Integrated Products, Inc.	2,392,062	137,974
Microchip Technology, Inc. (a)	2,112,459	202,838
Micron Technology, Inc. (b)	9,785,835	468,839
NVIDIA Corp.	5,409,806	1,920,589
Qorvo, Inc. (b)	1,026,926	107,560
Qualcomm, Inc.	10,093,399	816,354
Skyworks Solutions, Inc.	1,506,039	178,526
Texas Instruments, Inc. (a)	8,262,993	981,148
Xilinx, Inc.	2,222,855	204,392
		10,438,431
Software - 8.7%
Adobe, Inc. (b)	4,279,042	1,654,278
ANSYS, Inc. (b)	756,498	214,089
Autodesk, Inc. (b)	1,944,993	409,188
Cadence Design Systems, Inc. (b)	2,480,317	226,428
Citrix Systems, Inc. (a)	1,016,694	150,593
Fortinet, Inc. (b)	1,254,847	174,675
Intuit, Inc.	2,300,997	668,025
Microsoft Corp.	67,435,231	12,357,499
Nortonlifelock, Inc.	5,068,486	115,460
Oracle Corp.	19,150,547	1,029,725
Paycom Software, Inc. (b)	433,626	128,887
Salesforce.com, Inc. (b)	7,840,683	1,370,473
ServiceNow, Inc. (b)	1,667,140	646,734
Synopsys, Inc. (b)	1,328,859	240,404
		19,386,458
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	36,919,886	11,738,309
Hewlett Packard Enterprise Co.	11,438,370	111,067
HP, Inc.	13,099,458	198,326
NetApp, Inc.	2,017,413	89,856
Seagate Technology LLC	2,043,577	108,391
Western Digital Corp.	2,628,927	116,645
Xerox Holdings Corp.	1,643,469	26,098
		12,388,692

TOTAL INFORMATION TECHNOLOGY		58,621,543

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,948,538	470,864
Albemarle Corp. U.S. (a)	937,284	71,721
Celanese Corp. Class A	1,068,470	96,066
CF Industries Holdings, Inc.	1,922,002	56,449
Corteva, Inc.	6,615,530	180,670
Dow, Inc. (a)	6,554,494	253,003
DuPont de Nemours, Inc.	6,548,403	332,200
Eastman Chemical Co.	1,201,991	81,832
Ecolab, Inc. (a)	2,216,715	471,229
FMC Corp.	1,145,738	112,752
International Flavors & Fragrances, Inc. (a)	943,852	125,712
Linde PLC	4,748,395	960,790
LyondellBasell Industries NV Class A	2,269,347	144,694
PPG Industries, Inc.	2,090,227	212,513
Sherwin-Williams Co.	726,214	431,262
The Mosaic Co.	3,090,686	37,366
		4,039,123
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	552,481	106,126
Vulcan Materials Co.	1,169,959	126,730
		232,856
Containers & Packaging - 0.3%
Amcor PLC	14,321,328	146,221
Avery Dennison Corp.	738,129	81,689
Ball Corp.	2,891,682	206,061
International Paper Co.	3,466,126	118,022
Packaging Corp. of America	836,734	84,853
Sealed Air Corp.	1,365,856	43,844
WestRock Co.	2,279,678	63,968
		744,658
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	12,825,430	116,327
Newmont Corp.	7,247,010	423,733
Nucor Corp.	2,680,284	113,269
		653,329

TOTAL MATERIALS		5,669,966

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	1,083,729	166,591
American Tower Corp.	3,915,391	1,010,836
Apartment Investment & Management Co. Class A	1,316,082	48,524
AvalonBay Communities, Inc.	1,234,549	192,602
Boston Properties, Inc.	1,271,113	109,290
Crown Castle International Corp.	3,675,203	632,723
Digital Realty Trust, Inc.	2,323,561	333,570
Duke Realty Corp.	3,249,160	112,031
Equinix, Inc.	779,445	543,764
Equity Residential (SBI)	3,085,645	186,867
Essex Property Trust, Inc.	584,135	141,810
Extra Space Storage, Inc.	1,144,819	110,761
Federal Realty Investment Trust (SBI)	620,860	49,613
HCP, Inc.	4,375,167	107,804
Host Hotels & Resorts, Inc.	6,339,524	75,694
Iron Mountain, Inc.	2,538,215	65,384
Kimco Realty Corp.	3,732,364	41,467
Mid-America Apartment Communities, Inc.	1,008,292	117,325
Prologis, Inc.	6,525,748	597,106
Public Storage	1,327,920	269,223
Realty Income Corp.	3,029,332	167,552
Regency Centers Corp.	1,481,190	63,380
SBA Communications Corp. Class A	995,342	312,667
Simon Property Group, Inc.	2,712,515	156,512
SL Green Realty Corp.	720,557	30,350
UDR, Inc.	2,590,455	95,795
Ventas, Inc.	3,294,819	115,154
Vornado Realty Trust	1,400,238	50,703
Welltower, Inc.	3,586,720	181,739
Weyerhaeuser Co.	6,586,721	132,986
		6,219,823
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	2,959,059	130,139

TOTAL REAL ESTATE		6,349,962

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	2,124,609	104,871
American Electric Power Co., Inc.	4,366,314	372,228
Duke Energy Corp.	6,444,327	551,828
Edison International	3,169,872	184,201
Entergy Corp.	1,759,971	179,200
Evergy, Inc.	2,014,560	124,278
Eversource Energy	2,861,901	239,541
Exelon Corp.	8,593,009	329,198
FirstEnergy Corp.	4,776,111	201,838
NextEra Energy, Inc. (a)	4,320,561	1,104,163
NRG Energy, Inc.	2,223,977	80,174
Pinnacle West Capital Corp.	993,665	77,407
PPL Corp.	6,787,127	189,632
Southern Co.	9,270,341	529,058
Xcel Energy, Inc. (a)	4,635,354	301,437
		4,569,054
Gas Utilities - 0.1%
Atmos Energy Corp.	1,054,951	108,428
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	5,868,532	73,298
Multi-Utilities - 1.0%
Ameren Corp.	2,174,794	162,522
CenterPoint Energy, Inc. (a)	4,439,592	78,936
CMS Energy Corp.	2,509,037	146,979
Consolidated Edison, Inc.	2,938,531	220,566
Dominion Energy, Inc.	7,275,773	618,513
DTE Energy Co.	1,698,121	182,667
NiSource, Inc. (a)	3,301,970	78,686
Public Service Enterprise Group, Inc.	4,470,390	228,169
Sempra Energy (a)	2,491,834	314,744
WEC Energy Group, Inc. (a)	2,788,312	255,772
		2,287,554
Water Utilities - 0.1%
American Water Works Co., Inc.	1,597,981	202,944

TOTAL UTILITIES		7,241,278

TOTAL COMMON STOCKS
(Cost $136,431,435)		223,697,209

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.11% (c)	188,793,453	188,831
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	2,253,477,298	2,253,703
TOTAL MONEY MARKET FUNDS
(Cost $2,442,527)		2,442,534
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $138,873,962)		226,139,743
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(1,881,334)
NET ASSETS - 100%		$224,258,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,512	June 2020	$534,175	$66,237	$66,237

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

 (e) Includes $40,308 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,168
Fidelity Securities Lending Cash Central Fund	2,434
Total	$3,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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